Income Tax Expense Income Tax Expense (Effective Income Tax Rate Reconciliation) (Details) - USD ($) $ in Millions	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2014	Aug. 31, 2014	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Line Items]
Net income tax expense (benefit)	$ 48		$ (62)	$ 4
Successor [Member]
Income Taxes [Line Items]
Tax at statutory federal rate	(25)		4	40
Partnership earnings not subject to tax	24		(127)	(55)
Goodwill impairment			55
Revaluation of investments in affiliates	45		0	9
State and local tax, net of federal benefit	1		4	0
Other	3		2	1
Net income tax expense (benefit)	$ 48		$ (62)	$ 4
Predecessor [Member]
Income Taxes [Line Items]
Tax at statutory federal rate		$ 8
Partnership earnings not subject to tax		(8)
Goodwill impairment
Revaluation of investments in affiliates		0
State and local tax, net of federal benefit		0
Other		0
Net income tax expense (benefit)		$ 0